SEGMENTED INFORMATION (Reconciliation Of Segment Revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 4,256.7	$ 2,556.2
Operating Segments [Member]
Revenues	4,369.2
Intersegment Eliminations [Member]
Revenues	(112.5)
Utilities [Member]
Revenues	1,752.6
Utilities [Member] | Operating Segments [Member]
Revenues	1,765.6
Utilities [Member] | Intersegment Eliminations [Member]
Revenues	(13.0)
Midstream [Member]
Revenues	1,344.6
Midstream [Member] | Operating Segments [Member]
Revenues	1,435.0
Midstream [Member] | Intersegment Eliminations [Member]
Revenues	(90.4)
Power [Member]
Revenues	1,162.0
Power [Member] | Operating Segments [Member]
Revenues	1,171.0
Power [Member] | Intersegment Eliminations [Member]
Revenues	(9.0)
Corporate [Member]
Revenues	(2.5)
Corporate [Member] | Operating Segments [Member]
Revenues	(2.4)
Corporate [Member] | Intersegment Eliminations [Member]
Revenues	$ (0.1)